Loans And Leases - Summary of Contractual Aging of Loans in Past Due, by Class of Loans (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 98,309,000	$ 92,249,000
30-59 Days Past Due	82,000	341,000
60-89 Days Past Due	16,000	9,000
90 Days or More Past Due	810,000	803,000
Total Past Due	908,000	1,153,000
90 Days or More Past Due and Accruing	0	0
Total Loans	17,123,000	16,725,000
Commercial real estate, Total Loans	46,949,000	44,107,000
Consumer Real Estate	28,910,000	28,624,000
Consumer	2,764,000	3,456,000
Unearned interest and deferred fees	(141,000)	(133,000)
Gross Loans	99,216,428	93,401,845
Commercial and Other Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	17,078,000	16,693,000
30-59 Days Past Due	6,000	10,000
90 Days or More Past Due	39,000	22,000
Total Past Due	45,000	32,000
90 Days or More Past Due and Accruing	0	0
Total Loans	17,123,000	16,725,000
Gross Loans	17,123,000	16,725,000
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	46,246,000	43,244,000
30-59 Days Past Due		159,000
60-89 Days Past Due	13,000
90 Days or More Past Due	690,000	704,000
Total Past Due	703,000	863,000
90 Days or More Past Due and Accruing	0	0
Commercial real estate, Total Loans	46,949,000	44,107,000
Gross Loans	46,949,000	44,107,000
Consumer Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	32,384,000	28,994,000
30-59 Days Past Due	71,000	168,000
60-89 Days Past Due		9,000
90 Days or More Past Due	67,000	76,000
Total Past Due	138,000	253,000
90 Days or More Past Due and Accruing	0	0
Consumer Real Estate	32,522,000	29,247,000
Gross Loans	32,522,000	29,247,000
Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	2,742,000	3,451,000
30-59 Days Past Due	5,000	4,000
60-89 Days Past Due	3,000
90 Days or More Past Due	14,000	1,000
Total Past Due	22,000	5,000
90 Days or More Past Due and Accruing	0	0
Consumer	2,764,000	3,456,000
Gross Loans	2,764,000	3,456,000
Unearned Interest and Deferred Fees [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	(141,000)	(133,000)
90 Days or More Past Due and Accruing	0	0
Unearned interest and deferred fees	(141,000)	(133,000)
Gross Loans	(141,000)	(133,000)
Non Accrual Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	223,000	172,000
30-59 Days Past Due		286,000
60-89 Days Past Due	13,000	9,000
90 Days or More Past Due	796,000	803,000
Total Past Due	809,000	1,098,000
90 Days or More Past Due and Accruing	0	0
Total Loans	1,032,000	1,270,000
Non Accrual Loans [Member] | Commercial and Other Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current		4,000
90 Days or More Past Due	39,000	22,000
Total Past Due	39,000	22,000
90 Days or More Past Due and Accruing	0	0
Total Loans	39,000	26,000
Non Accrual Loans [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current		22,000
30-59 Days Past Due		159,000
60-89 Days Past Due	13,000
90 Days or More Past Due	690,000	704,000
Total Past Due	703,000	863,000
90 Days or More Past Due and Accruing	0	0
Total Loans	703,000	885,000
Non Accrual Loans [Member] | Consumer Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	223,000	146,000
30-59 Days Past Due		124,000
60-89 Days Past Due		9,000
90 Days or More Past Due	67,000	76,000
Total Past Due	67,000	209,000
90 Days or More Past Due and Accruing	0	0
Total Loans	290,000	355,000
Non Accrual Loans [Member] | Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due		3,000
90 Days or More Past Due		1,000
Total Past Due		4,000
90 Days or More Past Due and Accruing	0	0
Consumer		$ 4,000